EQUITY-BASED COMPENSATION (Details) - Omnibus Incentive Plan (the "Plan") - Restricted Share Units Share in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) Share
Restricted Share Units
Unvested, beginning of period | Share	0
Granted | Share	2,128
Vested | Share	(96)
Unvested, end of period | Share	2,032
Weighted Average Grant Date Fair Value (in dollars per share)
Unvested, beginning of period | $	$ 0
Granted | $	24.62
Vested | $	25.00
Unvested, end of period | $	$ 24.53